TAXATION - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset:
Accrued expense	¥ 4,332	¥ 5,942
Allowance for doubtful accounts	39,051	45,032
Tax loss carried forward	229,545	259,740
Deferred advertising expense	221	472
Impairment of long-lived tangible assets	357	424
Discount on long-term receivables from Jinghan Taihe	8,660
Total deferred tax assets	282,166	311,610
Valuation allowance	(249,626)	(278,437)	¥ (403,485)	¥ (536,838)
Deferred tax assets, net of valuation allowance	32,540	33,173
Deferred tax liabilities:
Unrecognized valuation surplus and deficit -acquisition	81,125	79,834
Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(61,516)	(58,272)
Unrealized profit of short-term investments	428	142
Accelerated fixed assets depreciation	2,308	1,229
Total deferred tax liabilities	22,345	22,933
Deferred tax assets, net of valuation allowance and deferred tax liabilities	¥ 10,195	¥ 10,240